Loss per share (Tables)	9 Months Ended
Sep. 30, 2023
Earnings per share [abstract]
Schedule of loss per share and potentially dilutive securities

	Three Months Ended September 30,		Nine Months Ended September 30,
(in KUSD, except per share amounts)	2023	2022	2023	2022
Loss attributable to owners	(47,807)	(50,608)	(154,350)	(131,643)
Weighted average number of shares outstanding	82,256,847	78,372,680	81,516,563	77,374,388
Basic and diluted loss per share	(0.58)	(0.65)	(1.89)	(1.70)
For the three and nine months ended September 30, 2023, basic and diluted loss per share are calculated on the weighted average number of shares issued and outstanding and exclude shares to be issued under the Equity Incentive Plan 2019, 2022 ESPP and the Company’s warrant agreements, as the effect of including those shares would be anti-dilutive. For the three and nine months ended September 30, 2022, basic and diluted loss per share are calculated on the weighted average number of shares issued and outstanding and exclude shares to be issued under the 2019 Equity Incentive Plan and the Company's warrant obligations as the effect of including those shares would be anti-dilutive. See note 16, “Share-based compensation expense,” note 13, “Senior secured term loan facility and warrants,” note 15, “Deerfield warrants” and note 14, “Convertible loans” for further information.
Potentially dilutive securities that were not included in the diluted per share calculations because the effect of including them would be anti-dilutive were as follows:

	As of September 30,
	2023	2022
Equity Incentive Plan 2019 - Share Options	10,782,033	8,625,415
Equity Incentive Plan 2019 - RSUs	982,458	1,731,530
Outstanding warrants	4,940,135	832,404
	16,704,626	11,189,349